Fresh Start Accounting - Schedule of Adjustments in Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2022		Feb. 23, 2022	Feb. 22, 2022	Feb. 21, 2022	Jan. 20, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Fresh-Start Adjustments [Line Items]
Cash and cash equivalents	$ 480,000,000		$ 336,000,000				$ 293,000,000				$ 485,000,000
Current restricted cash	44,000,000		85,000,000				160,000,000			$ 103,000,000
Accounts receivable, net	137,000,000		169,000,000				158,000,000
Amount due from related parties, net	27,000,000		42,000,000				28,000,000
Assets held for sale - current	0		74,000,000				1,145,000,000
Other current assets	169,000,000		197,000,000				197,000,000
Total current assets	857,000,000		903,000,000				1,981,000,000
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	84,000,000		64,000,000			$ (152,000,000)	27,000,000
Drilling units	1,668,000,000		1,575,000,000				1,431,000,000
Restricted cash	74,000,000		69,000,000				63,000,000			65,000,000
Deferred tax assets	15,000,000		9,000,000				10,000,000
Equipment	10,000,000		9,000,000				11,000,000
Assets held for sale - non-current	0		311,000,000				347,000,000
Other non-current assets	93,000,000		39,000,000				27,000,000
Total non-current assets	1,944,000,000		2,076,000,000				1,916,000,000
Total assets	2,801,000,000		2,979,000,000				3,897,000,000
Trade accounts payable	76,000,000		53,000,000				53,000,000
Liabilities associated with assets held for sale - current	0		64,000,000				983,000,000
Other current liabilities	306,000,000	[1]	233,000,000				219,000,000	[1]
Total current liabilities	404,000,000		350,000,000				1,255,000,000
Liabilities subject to compromise	0						6,117,000,000
Liabilities subject to compromise associated with assets held for sale	0						118,000,000
Long-term debt	518,000,000		951,000,000				0
Deferred tax liabilities	9,000,000		6,000,000				9,000,000
Liabilities associated with assets held for sale - non-current	0		2,000,000				2,000,000
Other non-current liabilities	190,000,000	[1]	171,000,000				112,000,000	[1]
Total non-current liabilities	695,000,000		1,130,000,000				123,000,000
Common shares of par value US$0.01 per share: 375,000,000 shares authorized and 49,999,998 issued at December 31, 2022 (Successor)	0		0	$ 0	$ 10,000,000		10,000,000		$ 10,000,000		10,000,000
Additional paid in capital	1,499,000,000		1,499,000,000				3,504,000,000
Accumulated other comprehensive income/(loss)	2,000,000						(15,000,000)
Retained earnings/(loss)	201,000,000						(7,215,000,000)
Total equity/(deficit)	1,702,000,000		1,499,000,000	1,499,000,000			(3,716,000,000)			(3,140,000,000)	1,650,000,000
Total liabilities and equity	2,801,000,000		2,979,000,000				3,897,000,000
Fair value
Fresh-Start Adjustments [Line Items]
Drilling units			1,882,000,000
Continuing operations | Fair value
Fresh-Start Adjustments [Line Items]
Drilling units			1,575,000,000
Discontinued operations | Fair value
Fresh-Start Adjustments [Line Items]
Drilling units			307,000,000
Additional paid in capital
Fresh-Start Adjustments [Line Items]
Total equity/(deficit)	$ 1,499,000,000		1,499,000,000	1,499,000,000			3,504,000,000			$ 3,504,000,000	$ 3,496,000,000
Predecessor
Fresh-Start Adjustments [Line Items]
Cash and cash equivalents				262,000,000
Current restricted cash				135,000,000
Accounts receivable, net				169,000,000
Amount due from related parties, net				42,000,000
Assets held for sale - current				63,000,000
Other current assets				194,000,000
Total current assets				865,000,000
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022				81,000,000
Drilling units				1,434,000,000
Restricted cash				69,000,000
Deferred tax assets				8,000,000
Equipment				11,000,000
Assets held for sale - non-current				345,000,000
Other non-current assets				13,000,000
Total non-current assets				1,961,000,000
Total assets				2,826,000,000
Trade accounts payable				53,000,000
Liabilities associated with assets held for sale - current				64,000,000
Other current liabilities				164,000,000
Total current liabilities				281,000,000
Liabilities subject to compromise				6,119,000,000			6,117,000,000
Liabilities subject to compromise associated with assets held for sale				118,000,000			118,000,000
Deferred tax liabilities				7,000,000
Liabilities associated with assets held for sale - non-current				2,000,000
Other non-current liabilities				108,000,000
Total non-current liabilities				117,000,000
Common shares of par value US$0.01 per share: 375,000,000 shares authorized and 49,999,998 issued at December 31, 2022 (Successor)				10,000,000
Additional paid in capital				3,504,000,000
Accumulated other comprehensive income/(loss)				(1,000,000)
Retained earnings/(loss)				(7,322,000,000)
Total equity/(deficit)				(3,809,000,000)
Total liabilities and equity				2,826,000,000
Predecessor | Additional paid in capital
Fresh-Start Adjustments [Line Items]
Total equity/(deficit)							$ 3,504,000,000
Reorganization Adjustments
Fresh-Start Adjustments [Line Items]
Cash and cash equivalents				74,000,000
Current restricted cash				(50,000,000)
Other current assets				(17,000,000)
Total current assets				7,000,000
Drilling units				(175,000,000)
Total non-current assets				(175,000,000)
Total assets				(168,000,000)
Other current liabilities				52,000,000
Total current liabilities				52,000,000
Liabilities subject to compromise				(6,119,000,000)
Liabilities subject to compromise associated with assets held for sale				(118,000,000)
Long-term debt				951,000,000
Total non-current liabilities				951,000,000
Common shares of par value US$0.01 per share: 375,000,000 shares authorized and 49,999,998 issued at December 31, 2022 (Successor)				(10,000,000)
Additional paid in capital			1,499,000,000	(3,504,000,000)
Accumulated other comprehensive income/(loss)				1,000,000
Retained earnings/(loss)				7,080,000,000
Total equity/(deficit)			$ 1,499,000,000	5,066,000,000
Total liabilities and equity				(168,000,000)
Fresh Start Adjustments
Fresh-Start Adjustments [Line Items]
Assets held for sale - current				11,000,000
Other current assets				20,000,000
Total current assets				31,000,000
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022				(17,000,000)
Drilling units				279,000,000
Deferred tax assets				1,000,000
Equipment				(2,000,000)
Assets held for sale - non-current				(34,000,000)
Other non-current assets				26,000,000
Total non-current assets				290,000,000
Total assets				321,000,000
Other current liabilities				17,000,000
Total current liabilities				17,000,000
Deferred tax liabilities				(1,000,000)
Other non-current liabilities				63,000,000
Total non-current liabilities				62,000,000
Retained earnings/(loss)				242,000,000
Total equity/(deficit)				242,000,000
Total liabilities and equity				321,000,000
Fresh Start Adjustments | Continuing operations
Fresh-Start Adjustments [Line Items]
Drilling units				316,000,000
Liabilities subject to compromise				6,119,000,000
Retained earnings/(loss)				266,000,000
Fresh Start Adjustments | Discontinued operations
Fresh-Start Adjustments [Line Items]
Drilling units				(37,000,000)
Liabilities subject to compromise				118,000,000
Retained earnings/(loss)				$ (24,000,000)

[1]	Includes $17 million fair value adjustment of West Gemini off-market lease obligation.